CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 92,448		$ 94,685		$ 106,461
Adjustments to reconcile net income to net cash provided by operating activities:
Gain derived from deconsolidation of subsidiary, consolidation of newly-consolidated subsidiaries and equity in Gains of affiliated companies	(64,123)		(90,859)		(60,684)
Impairment of other investments	0		464		0
Depreciation and amortization	17,561		8,962		24,349
Changes in value of debentures	103		0		670
Decrease (increase) in accrued severance pay, net	1,084		(134)		(1,645)
Loss (gain) from sale of property, plants and equipment	0		0		15
Stock-based compensation expenses	5,073		4,983		3,978
Changes in value of long term loans and deposits, net	(152)		(6,168)		21
Changes in deferred taxes, net	(991)		14,393		728
Change in liability in respect of business combinations	513		(3,344)		(845)
Gain from sale and increase in value of marketable securities classified as trading	(114)		(397)		(472)
Amortization of premium and accrued interest on marketable securities	(289)		0		0
Realized gain from sale of available for sale securities	(303)		0		0
Cancelation of redeemable non-controlling interests’ put option	(390)		0		0
Increase in inventories	(2,368)		(153)		(128)
Increase in trade receivables	(12,603)		(13,595)		(5,658)
Increase in other current and long-term accounts receivable	(1,731)		(5,678)		(9,113)
Increase in trade payables	9,356		5,331		3,324
Increase in other accounts payable and employees and payroll accrual	10,974		848		2,515
Increase in deferred revenues	348		7,335		5,035
Net cash provided by operating activities	54,396		16,673		68,551
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(7,614)		(8,412)		(13,253)
Purchase of controlling interest in an affiliated company, net of cash acquired (Appendix D)	0		42,442		0
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries (Appendix E)	(45,162)		(37,374)		(31,105)
Changes in restrictions on short term deposit	(1,395)		(87)		(193)
Purchase of property and equipment	(5,427)		(4,038)		(6,868)
Proceeds from sale of (investment in) marketable securities, net	(716)		218		(1,519)
Proceeds from sale of property, plants and equipment	0		0		102
Investment in and loans to affiliates and other companies	(3,732)		(7,613)		0
Dividends from affiliated company	3,544		1,891		0
Changes in short term deposits, net	6,441		(6,141)		(597)
Capitalization of software development and other costs	(4,391)		(703)		(9,899)
Net cash used in investing activities	(58,452)		(19,817)		(63,332)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	1,557		166		3,036
Dividend paid to non-controlling interests and redeemable non-controlling interests in subsidiaries	(13,986)		(12,131)		(16,648)
Dividend to Formula's shareholders	(12,890)		(11,629)		(5,444)
Short-term bank credit, net	5,702		5,572		2,301
Repayment of long-term loans from banks and others	(26,868)		(25,119)		(17,586)
Proceeds from long term loans	32,160		91,706		21,493
Proceeds from issuance of Series A and Series B debentures	58,556		0		0
Purchase of non-controlling interests and redeemable non-controlling interests	(360)		(1,727)		(4,447)
Cash paid in conjunction with acquisitions of activities	(1,280)		(14,840)		(3,863)
Repayment of capital lease	(399)		(445)		(456)
Repayment of debenture	0		0		(16,792)
Distribution to ultimate parent for a business acquisition under common control	(6,350)		0		0
Net cash provided by (used in) financing activities	35,842		31,553		(38,406)
Effect of exchange rate changes on cash and cash equivalents	(6,599)		(3,116)		4,072
Increase (decrease) in cash and cash equivalents	25,187		25,293		(29,115)
Cash and cash equivalents at beginning of year	107,416	[1]	82,123		111,238
Cash and cash equivalents at end of year	132,603		107,416	[1]	82,123
Supplemental cash flow information:
Cash paid in respect of Interest	6,044		5,400		4,808
Cash paid in respect of Income tax	17,070		14,467		14,371
Non-cash activities:
Dividend payable to Formula’s shareholders	0		7,876		0
Purchase of property and equipment	0		0		2,780
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	(892)		(4,400)		(1,534)
Property and equipment	(228)		(92)		(78)
Goodwill and intangible assets	(11,611)		(5,778)		(16,891)
Other long-term assets	(134)		0		0
Liabilities to banks	47		0		0
Long-term liabilities	1,653		659		5,038
Deferred tax liability, net	425		408		212
Liability to formerly shareholders	2,692		791		0
Redeemable non-controlling interests at acquisition date	434		0		0
Total	(7,614)		(8,412)		(13,253)
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	0		4,873		0
Marketable securities	0		(33,098)		0
Other long-term assets and deferred expenses	0		(2,554)		0
Property and equipment	0		(4,763)		0
Goodwill and intangible assets	0		(287,441)		0
Long-term liabilities	0		7,449		0
Deferred tax liability , net	0		8,616		0
Investment in affiliated company	0		161,810		0
Redeemable non-controlling interests at acquisition date	0		159		0
Non-controlling interests at acquisition date	0		178,863		0
Adjustment to other comprehensive gain	0		5,115		0
Gain from purchase of controlling interests in an affiliated company,	0		3,413		0
Total	0		42,442		0
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries:
Working capital (other than cash and cash equivalents)	(11,554)		18,720		(12,114)
Marketable securities	39,917		0		0
Property and equipment	5,749		1,849		4,085
Other assets, deferred expenses and long term payables	1,062		(3,954)		571
Long-term liabilities	(9,687)		0		0
Deferred tax liability (asset), net	42,854		(1,578)		0
Goodwill and intangible assets	286,590		94,135		160,960
Liabilities to banks	0		(3,172)		0
Redeemable non-controlling interests at loss of control date	(242)		(2,806)		0
Non-controlling interests at loss of control date	(181,150)		(65,769)		(84,228)
Investment in affiliated company presentation due to loss of control	(275,951)		(168,810)		(158,592)
Adjustment to other comprehensive (loss) gain	881		10,491		(2,951)
Gain from realization of investments in subsidiaries	56,369		83,520		61,164
Total	$ (45,162)		$ (37,374)		$ (31,105)

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).